Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
Description of the Plan
1. DESCRIPTION OF PLAN

The following description of the Northwest Natural Gas Company Retirement K Savings Plan (the Plan) provides only general information. Employees and Plan participants should refer to the Plan document and summary plan description for a more comprehensive description of the Plan’s provisions.

General
The Plan is a defined contribution plan covering substantially all employees of Northwest Natural Gas Company (NW Natural), SiEnergy Holding, LLC (SiEnergy, formerly Si Investment Co, LLC) and NW Natural Renewables Holdings, LLC (collectively, the Company). NW Natural and NW Natural Renewables Holdings, LLC are wholly-owned direct subsidiaries and SiEnergy is a wholly-owned indirect subsidiary of NW Holdings.

Effective January 7, 2025, Si Investment Co, LLC was added as an adopting affiliate of the Plan. The SiEnergy, L.P. 401(k) Plan was terminated effective December 31, 2024. Beginning in 2025, eligible employees of Si Investment Co, LLC became eligible to participate in the Plan. Effective July 18, 2025, all references to Si Investment Co, LLC were updated to SiEnergy Holding, LLC to reflect the company’s name change.

Eligibility rules and entry dates vary primarily based on type of contribution and employment classification (bargaining, non-bargaining, SiEnergy Employee, regular, temporary, and term). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

NW Natural is the plan sponsor and administrator of the Plan. Fidelity Management Trust Company (Fidelity) is the Plan’s trustee. Fidelity Workplace Services, LLC performs the recordkeeping duties of the Plan.

Contributions
Under the Plan, participants may elect to contribute, subject to Internal Revenue Code (Code) limitations, up to 50% of their compensation to the Plan through salary deferral.

Participants are automatically enrolled to make pre-tax salary deferral contributions of 8% of their eligible compensation. Participants who are automatically enrolled can elect not to make contributions or to contribute a different percentage of their eligible compensation.

For participants who are making pre-tax salary deferral contributions at a rate that is greater than 0% but less than 8% of their eligible compensation, the Participant's elective contribution rate will be increased automatically by one percentage point, up to a maximum of 8% of compensation on each June 1 while the Participant continues to be an eligible employee.

For non-bargaining unit employees, NW Natural matches 60% of the first 8% of the employee's salary deferral contributions, with a maximum match of 4.8% of annual eligible compensation.

For bargaining unit employees, NW Natural matches 50% of the first 8% of the employee's salary deferral contributions, with a maximum match of 4% of annual eligible compensation, in accordance with the terms of the applicable collective bargaining agreement.

For SiEnergy employees, SiEnergy matches 100% of the first 3% of compensation contributed to the Plan by its employees and 50% of each of the next 2% for a maximum match of 4%.

Each year, NW Natural may make a supplemental contribution, the amount of which will be set by NW Natural’s Board of Directors. For the years ended December 31, 2025 and 2024, NW Natural's Board of Directors did not declare any supplemental contributions.
Effective January 1, 2025, Section 109 of the Securing a Strong Retirement Act of 2022 ("SECURE Act 2.0") (Higher catch-up limit to apply at age 60, 61, 62, and 63) increases the catch-up contribution limit for active participants turning ages 60, 61, 62, or 63 in the calendar year to either $10,000 or 50 percent more than the regular catch-up contribution limit, whichever is greater.

Effective January 1, 2025, the Plan was amended to permit qualified student loan payments to be eligible for employer matching contributions, subject to certain conditions and limitations, as permitted under the SECURE Act 2.0.

Non-Contributory Employer Contributions
For all eligible non-bargaining unit employees hired after December 31, 2006, and all eligible bargaining unit employees hired after December 31, 2009, NW Natural will contribute 5% and 4%, respectively, of eligible annual compensation (or another amount fixed annually) as a non-contributory employer contribution for each year a participant is an active employee. These non-contributory employer contributions are invested in the same funds that have been selected by participants for salary deferral and matching contributions. If a participant has not made an investment election, the contribution will be invested in the retirement-date-based investment fund that has a projected year of retirement that corresponds closest to the year the participant turns age 65. In 2025 and 2024, non-contributory employer contributions totaled $6,093,153 and $4,888,718, respectively.

For all eligible SiEnergy employees, employer contributions of 3.65% of annual compensation up to $350,000 during the period from January 7, 2025 to December 31, 2025, plus 3.65% of annual compensation up to $350,000 January 7, 2025 to December 31, 2025 that exceeds the Social Security taxable wage base, are required for eligible employees. There are no employee contributions required under this plan.

Participant Accounts
Where applicable, each participant’s account is credited with pre-tax salary deferral contributions, matching contributions, supplemental contributions, rollover contributions, non-contributory employer contributions, and net earnings or losses. Pre-tax contributions are based on the participant’s salary deferral election. Matching contributions, supplemental, and non-contributory employer contributions are credited to the participant’s account according to the formula defined in the Plan document. Rollover contributions are credited upon receipt from the tax-qualified plan of another employer or from an Individual Retirement Account (IRA). The Plan's earnings are allocated based on account balances in the investment options selected by the participant, or in the absence of an election, the retirement-date-based investment option applicable to the participant under the Plan's terms.

Investment Options
Participants may direct contributions in any of the investment options offered by the Plan. Contributions are defaulted into the age-appropriate retirement-date-based investment until such time the participant makes active investment elections. Investment options include collective trust funds managed by BlackRock, mutual funds managed by Fidelity, and the option to invest in Northwest Natural Holding Company (NW Holdings) common stock.

Participants also have the additional choice of investing through Fidelity's BrokerageLink option which, for fees charged directly to the participant, enables the participant to select from additional investment options. The remaining investment options are managed by other parties that are not parties-in-interest. New investment elections restrict participants from allocating more than 25% to NW Holdings stock. Exchanges into NW Holdings stock are restricted when it would result in more than 25% of the participant's account value on the day of the exchange in NW Holdings stock.

Vesting
All employee contributions, employer match, supplemental contributions and associated earnings credited to participant accounts are fully vested and non-forfeitable at all times. Non-contributory employer contributions, and associated earnings, are subject to a three-year cliff vesting schedule with 100% vesting after three years of service.

Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000, up to a maximum equal to the lesser of the following amounts, reduced by the participant's highest aggregate loan balance during the 12 months preceding the loan:
•$50,000; or
•50% of the participant's total vested account balance excluding non-contributory employer contributions.

Participants may have only one outstanding loan at a time. Participant loans are ordinarily repaid through payroll deductions and participants’ remaining account balances are used as collateral for the loans. The loans bear interest at a rate commensurate with local prevailing rates. The rate used equals the prime rate plus 1%, based on rates quoted in The Wall Street Journal on the last business day of the month prior to the loan’s inception.

Withdrawals and Payment of Benefits
On termination of service due to death, disability, retirement, or for other reasons, a participant may receive the value of his or her vested account in the following forms of payment:
•a single lump sum distribution;
•partial lump-sum distributions, up to four distributions;
•monthly, quarterly, or annual installment payments;
•a rollover to an IRA or other employer's qualified retirement plan; or
•the participant may leave the funds in the Plan.

Under the hardship withdrawal provisions of the Plan, participants may withdraw salary deferral amounts while still employed, provided the circumstances qualify as a hardship as defined in the Plan.

Participating employees can receive a distribution from the Plan due to retirement, permanent disability, termination of employment or death. Unvested balances will be forfeited in the event of termination. Participants who have terminated employment and reached a certain age are required to take minimum required distributions in accordance with the terms of the Plan and applicable law. The required minimum distribution age is 73.

For participants who have a Plan investment in NW Holdings' common stock, the Plan permits stock dividends to be distributed to the participants, independent of a termination of service or hardship, as designated by NW Natural.

Effective November 12, 2024, the Plan was amended to add four new types of withdrawals for participants who meet certain requirements. The new types of withdrawals are related to qualified births or adoptions, domestic abuse, emergency personal expenses, and qualified declared disasters.

Administrative Fees and Expenses
Certain expenses of administering and servicing the Plan are provided by NW Natural without charge to the Plan; however, each participant is charged a flat fee of $100 per year to help with the costs of audit, recordkeeping, and trustee fees, as well as investment consulting charges. Loan disbursement fees are paid by the Plan, allocated to participants withdrawing amounts as loans during the year, and are classified as administrative fees and expenses; however, each participant with a loan is also charged a flat fee of $75 per loan to help with the costs of loan processing.

Administrative fees paid to Fidelity by the Plan totaled $265,582 and $199,145 in 2025 and 2024, respectively.

Forfeitures
As of December 31, 2025 and 2024, the forfeiture account balance was $83,738 and $12,833, respectively. This balance represents amounts forfeited during the year, available to offset the employer contributions, but not yet used as of December 31 of the respective year. For the years ended December 31, 2025 and 2024, forfeitures of approximately $160,000 and $320,000 were used to offset employer contributions, respectively.